Note 9 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
Borrower		December 31, 2023	December 31, 2024
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd.	(a)	38,750,000	33,750,000
Jonathan John Shipping Ltd. / Corfu Navigation Ltd.	(b)	5,500,000	-
Jonathan Shipowners Ltd.	(c)	6,200,000	-
Marcos Shipping Ltd.	(d)	18,000,000	10,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd.	(e)	14,250,000	10,250,000
Gregos Shipping Ltd.	(f)	23,900,000	21,100,000
Terataki Shipping Ltd.	(g)	24,400,000	21,200,000
Tender Soul Shipping Ltd.	(h)	-	25,542,415
Leonidas Shipping Ltd.	(i)	-	21,400,000
Monica Shipowners Ltd. / Stephania Shipping Ltd.	(j)	-	43,875,000
Pepi Shipping Ltd.	(k)	-	20,145,000
		131,000,000	207,262,415
Less: Current portion		(31,200,000)	(37,308,115)
Long-term portion		99,800,000	169,954,300
Deferred charges, current portion		360,459	377,583
Deferred charges, long-term portion		638,129	1,480,914
Long-term debt, current portion net of deferred charges		30,839,541	36,930,532
Long-term debt, long-term portion net of deferred charges		99,161,871	168,473,386

Schedule of Future Annual Loan Repayments [Table Text Block]
To December 31:
2025	37,308,115
2026	15,108,115
2027	32,408,115
2028	8,658,115
2029	37,658,115
Thereafter	76,121,840
Total	207,262,415